Award Timing Disclosure	12 Months Ended
Jan. 25, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
The CC approves all equity award grants to our executive officers on or before the grant date. Typically, the CC completes its annual executive compensation review, sets performance goals and target compensation, and grants equity awards in March. This process is described in How We Determine Executive Compensation above. On occasion, the CC may grant equity awards outside of our annual cycle for new hires, promotions, recognition, retention or other purposes. While the CC has discretionary authority to approve such awards, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information. In Fiscal 2026, we did not time the release of material non-public information in coordination with equity award grants in a manner that intentionally benefits the value of our executive compensation.

MNPI Disclosure Timed for Compensation Value	false